INCOME TAXES - Additional information (Details) $ in Thousands, ¥ in Millions, $ in Millions		12 Months Ended											36 Months Ended	48 Months Ended
	Jan. 01, 2008	Dec. 31, 2025	Feb. 28, 2025 HKD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Dec. 31, 2024	Feb. 29, 2024 USD ($)	Dec. 31, 2023	Feb. 28, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2026	Dec. 31, 2026	Feb. 28, 2022 USD ($)
Income taxes
Deferred tax assets, valuation allowance				$ 512,788			$ 553,596
Uncertain tax positions							$ 0		$ 0						$ 0
Unrecognized tax benefits				$ 0
Statute of limitation will be extended to five years under special circumstances | ¥					¥ 0.1
PRC statutory income tax rate			25.00%	25.00%	25.00%		25.00%		25.00%
Hong Kong
Income taxes
Taxable income under tier one tax rate			$ 2
Statutory rate - tier one			8.25%	8.25%	8.25%
Statutory rate - tier two			16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%
Operating loss carryforwards				$ 752,446
Undistributed earnings				$ 2,841,246			$ 2,740,513
PRC statutory income tax rate			25.00%	25.00%	25.00%
Income tax rate withholding			10.00%	10.00%	10.00%
PRC | TAL Beijing
Income taxes
HNTE tax rate (as a percent)		15.00%				15.00%		15.00%		15.00%	15.00%	15.00%
PRC | Yizhen Xuesi
Income taxes
HNTE tax rate (as a percent)														15.00%
PRC | Shenzhen Xingtong
Income taxes
HNTE tax rate (as a percent)													15.00%